Condensed Consolidated Statements of Operations (Unaudited) - $ / shares	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 12, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Net loss per share - basic	$ (0.01)	$ (4.84)		$ (6.66)
Net loss per share - diluted	$ (0.01)	$ (4.84)		$ (6.66)			$ (0.33)
Weighted average number of common shares outstanding - basic	9,016,139	17,855,762		13,517,314
Weighted average number of common shares outstanding - diluted	9,016,139	17,855,762		13,517,314
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Net loss per share - basic			$ (0.10)		$ (0.25)	$ (0.99)
Net loss per share - diluted			$ (0.10)		$ (0.25)	$ (0.99)
Weighted average number of common shares outstanding - basic			24,167,257		24,167,257	24,194,270	24,167,257
Weighted average number of common shares outstanding - diluted			24,167,257		24,167,257	24,194,270	24,167,257